Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP940479804061 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 664,967	$ 621,504
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	3,290
EBP, Asset Held for Investment	$ 668,257
Investment, Identifier [Axis]: FMC Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Common Stock [Member]
EBP, Investment, Number of Shares	344,660
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 10,921
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,782
Investment, Identifier [Axis]: Fidelity Blue Chip Growth Commingled Pool Class A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap_MutualFundMember_LargeCapEquity
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 81,888
Investment, Identifier [Axis]: Fidelity Diversified International K6 Fund*
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap_MutualFundMember_InternationalEquity
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 16,651
Investment, Identifier [Axis]: Fidelity Government Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 302
Investment, Identifier [Axis]: Fidelity Low Prices Stock K6 Fund*
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap_MutualFundMember_MidCapEquity
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 15,273
Investment, Identifier [Axis]: Loomis Sayles Core Plus Fixed Income Class F
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_FixedIncome
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 21,203
Investment, Identifier [Axis]: Managed Income Portfolio II Class 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_StableValue
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 35,488
Investment, Identifier [Axis]: T. Rowe Price Funds - US Large Cap Value Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap_MutualFundMember_LargeCapEquity
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 9,879
Investment, Identifier [Axis]: Vanguard Extended Market Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap_MutualFundMember_MidCapEquity
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 22,076
Investment, Identifier [Axis]: Vanguard Institutional Index Fund Institutional "Plus" Shares (S&P 500 Index Fund)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap_MutualFundMember_LargeCapEquity
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 152,146
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_TargetDate
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 19,560
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_TargetDate
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 23,916
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_TargetDate
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 42,267
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_TargetDate
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 32,911
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_TargetDate
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 38,449
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_TargetDate
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 26,157
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_TargetDate
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 25,459
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_TargetDate
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 16,044
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_TargetDate
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 8,740
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_TargetDate
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,857
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_TargetDate
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 185
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_TargetDate
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 19,338
Investment, Identifier [Axis]: Vanguard Target Retirement Income and Growth Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap_DefinedBenefitPlanCommonCollectiveTrustMember_TargetDate
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 360
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap_MutualFundMember_FixedIncome
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 15,191
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap_MutualFundMember_InternationalEquity
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 25,817
Investment, Identifier [Axis]: Westfield Small/Mid Cap Growth Equity CIT Class D
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap_MutualFundMember_MidCapEquity
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 8,028